CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax expense (recovery)	$ 7	$ (14)
Other, income tax expense (recovery)	$ (9)	$ 3